Financial Risk Management - Summary of Allowance for Expected Credit Losses of Trade Receivables (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
As at January 1	$ (778)
As at December 31	$ (358)